Equity Investments in Digital Assets at Fair Value through Profit and Loss (“FVTPL”)	12 Months Ended
Dec. 31, 2025
Equity Investments in Digital Assets at Fair Value through Profit and Loss (“FVTPL”) [Abstract]
Equity investments in digital assets at fair value through profit and loss (“FVTPL”)
7.	Equity investments in digital assets at fair value through profit and loss (“FVTPL”)

	December 31, 2025
	Current		Long Term		Total
	Quantity	Amount	Quantity	Amount	Quantity	Amount
Fund A - Solana (SOL)	192,949.9577	$19,860,832	220,396.5353	$22,685,979	413,346.4930	$42,546,811
Fund A - Avalanche (AVAX)	503,720.0812	$5,253,822	232,861.4009	$2,428,755	736,581.4821	$7,682,577
		$25,114,654		$25,114,734		$50,229,388
Fund B - Solana (SOL)	470,185.9000	$50,297,302	294,049.0000	$31,455,370	764,234.9000	$81,752,672
		$50,297,302		$31,455,370		$81,752,672
Total		$75,411,956		$56,570,104		$131,982,060

	December 31, 2024
	Current		Long Term		Total
	Quantity	Amount	Quantity	Amount	Quantity	Amount
Fund A - Solana (SOL)	216,379.2216	$30,886,684	244,331.9458	$34,876,748	460,711.1675	$65,763,432
Fund A - Avalanche (AVAX)	223,905.1900	$6,020,811	707,540.4100	$19,025,762	931,445.6000	$25,046,572
		$36,907,495		$53,902,510		$90,810,004
Fund B - Solana (SOL)	626,365.7000	$89,409,506	540,869.9000	$77,205,553	1,167,235.6000	$166,615,059
Total		$126,317,001		$131,108,063		$257,425,063

Fund A

During the year ended December 31, 2024, the Company through a subsidiary, invested $61,741,683 in three tranches of a private investment fund (“Fund A”) designed to acquire Solana and Avalanche tokens from a bankrupt company. The Company’s investment represents the acquisition by Fund A of 491,249 Solana at $105 per Solana and 931,446 Avalanche at $11 per Avalanche.

The Solana acquired by Fund A is locked and staked, earning staking rewards during the lock period. Staking rewards will accrue while Solana is locked and will become distributable on the same unlocking schedule as the Solana. The Solana will be released by Fund A in monthly increments from January 2025 through January 2028.

The Avalanche acquired by Fund A is locked and staked, earning staking rewards during the lock period. Staking rewards will accrue while Avalanche is locked and will become distributable on the same unlocking schedule as the Avalanche.

The Avalanche will be released by Fund A in weekly increments starting July 10, 2025 and continuing through July 1, 2027.

The investments in the investment fund were initially recognized based on the latest available net asset value as determined by the investment fund’s administrator less an applicable DLOM. The values of the investments were remeasured based on quarterly valuation reports provided by the investment fund administrator less an applicable DLOM.

Fund B

During the year ended December 31, 2024, the Company invested through a subsidiary, $112,072,453 in two tranches of limited partnership units of a private investment fund (“Fund B” and together with Fund A the “Equity Investments in Digital Assets”) designed to acquire Solana tokens from a bankrupt company.

The Company’s investment represents the acquisition by Fund B of 1,123,360 Solana at $100 per Solana. The Solana acquired by Fund B is locked and staked, earning staking rewards during the lock period and thereafter until such Solana is sold by the fund manager or an in-kind distribution to the limited partners of the fund. Staking rewards will accrue while Solana is locked and will become distributable on the same unlocking schedule as the Solana. Approximately 25% of the Solana were unlocked in March 2025, while the remaining 75% of the Solana will be unlocked linearly monthly until January 2028. The Company received a distribution of $71,685,819 in July 2025 from Fund B.

The investments in Fund B were initially recognized based on the latest available net asset value as determined by Fund B’s administrator less an applicable DLOM. The values of the investments were remeasured based on quarterly valuation reports provided by Fund B’s administrator less an applicable DLOM.

The continuity of equity investments for the years ended December 31, 2025 and 2024 is as follows:

	December 31, 2025	December 31, 2024
Opening Balance	$257,425,063	$-
Acquisitions	-	173,814,136
Disposals	(71,685,819)	-
Staking income	19,784,212	13,060,639
Net change in realized and unrealized gain/loss	(68,261,189)	77,360,769
Management fees	(2,530,856)	(1,396,016)
Transfers out to Digital Assets	(2,749,352)	(5,414,464)
Closing Balance	$131,982,060	$257,425,063